Financial Instruments - Summary of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 1,241.5	$ 1,270.8	$ 2,165.5	$ 1,713.0
Financial investments	1,943.7	2,616.9
Financial investments	4,754.8	5,338.0
Guarantee Deposits	511.4	393.8
Collateralized accounts receivable	323.3	288.7
Trade accounts receivable, net	665.4	717.1
Customer and commercial financing	37.4	16.4
Derivative financial instruments	32.1	34.3
Assets	11,664.6	11,936.2
LIABILITIES
Loans and financing	3,759.9	4,198.5	3,530.5	$ 2,507.8
Capital lease	0.1
Derivative financial instruments	8.4	8.9
Liabilities	7,723.4	7,754.2
Level 3 [member]
ASSETS
Assets	35.0	58.8
LIABILITIES
Liabilities	122.2	108.9	$ 113.5
Financial instruments at fair value through profit or loss, category [Member]
ASSETS
Cash and cash equivalents	1,241.5	1,270.8
Financial investments	1,978.7
Financial investments		2,616.9
Guarantee Deposits	511.4	393.8
Collateralized accounts receivable	323.3	288.7
Trade accounts receivable, net	665.4	717.1
Customer and commercial financing	37.4
Customer and commercial financing		16.4
Derivative financial instruments	32.1	34.3
Assets	4,789.8	5,338.0
LIABILITIES
Loans and financing	1,357.3
Loans and financing		1,264.3
Financial guarantee and of residual value	122.2	108.9
Capital lease	0.1
Derivative financial instruments	8.4	8.9
Liabilities	1,488.0	1,382.1
Fair value of financial instruments measured at fair value through profit or loss [member] | Financial instruments at fair value through profit or loss, category [Member]
ASSETS
Cash and cash equivalents	1,241.5	1,270.8
Financial investments	1,978.7
Financial investments		2,616.9
Guarantee Deposits	511.4	393.8
Collateralized accounts receivable	323.3	288.7
Trade accounts receivable, net	665.4	717.1
Customer and commercial financing	37.4
Customer and commercial financing		16.4
Derivative financial instruments	32.1	34.3
Assets	4,789.8	5,338.0
LIABILITIES
Loans and financing	1,357.3
Loans and financing		1,264.3
Financial guarantee and of residual value	122.2	108.9
Capital lease	0.1
Derivative financial instruments	8.4	8.9
Liabilities	1,488.0	1,382.1
Fair value of financial instruments measured at fair value through profit or loss [member] | Financial instruments at fair value through profit or loss, category [Member] | Level 2 [member]
ASSETS
Cash and cash equivalents	1,241.5	1,270.8
Financial investments	1,943.7
Financial investments		2,558.1
Guarantee Deposits	511.4	393.8
Collateralized accounts receivable	323.3	288.7
Trade accounts receivable, net	665.4	717.1
Customer and commercial financing	37.4
Customer and commercial financing		16.4
Derivative financial instruments	32.1	34.3
Assets	4,754.8	5,279.2
LIABILITIES
Loans and financing	1,357.3
Loans and financing		1,264.3
Capital lease	0.1
Derivative financial instruments	8.4	8.9
Liabilities	1,365.8	1,273.2
Fair value of financial instruments measured at fair value through profit or loss [member] | Financial instruments at fair value through profit or loss, category [Member] | Level 3 [member]
ASSETS
Financial investments	35.0
Financial investments		58.8
Assets	35.0	58.8
LIABILITIES
Financial guarantee and of residual value	122.2	108.9
Liabilities	$ 122.2	$ 108.9